Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management
Schedule of breakdown of the Group's main monetary net assets and liabilities

	As of December 31,	As of December 31,
Currency Exposure / Functional currency	2021	2020
U.S. dollar / Argentine Peso	(466,240)	(507,684)
U.S. dollar / Armenian dram	(16,565)	(18,053)
Euro / Armenian dram	9,267	(16,671)
Euro / Argentine Peso	(11,932)	(5,829)

Schedule of breakdown of the Group's fixed-rate and floating-rate borrowings

	At December 31,
	2021	2020
Fixed rate (*)	955,978	818,804
Variable rate	483,625	526,013
	1,439,603	1,344,817

(*) As of December 31, 2021 includes USD 156.6 million of short-term borrowings (USD 121.7 million as of December 2020) and USD 799.4 million of long-term borrowings (USD 697.1 million as of December 31, 2020).

Schedule of aging of trade receivables

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2021
Trade receivables – gross carrying amount	143,401	52,404	13,768	5,072	1,763	4,446	65,948
Expected loss rate (*)		1%	5%	11%	14%	36%	86%
Provision for loss allowance	(60,510)	(720)	(634)	(544)	(249)	(1,606)	(56,757)
Trade receivables, net	82,891	51,684	13,134	4,528	1,514	2,840	9,191

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2020
Trade receivables - gross carrying amount	117,048	25,195	9,887	5,839	4,849	4,965	66,313
Expected loss rate (*)		3%	7%	20%	12%	19%	81%
Provision for loss allowance	(57,633)	(881)	(678)	(1,177)	(574)	(928)	(53,395)
Trade receivables, net	59,415	24,314	9,209	4,662	4,275	4,037	12,918

(*)  Average expected loss rate. As of December 31, 2021 and 2020, includes effect of Argentine customer situation as described in Note 26.a.

Schedule of provision for bad debts

	2021	2020
Balance at January 1,	(57,633)	(52,734)
Bad debts of the year	(12,287)	(16,056)
Recoveries	8,098	2,679
Write off	359	5,915
Translation differences and inflation adjustment	953	2,563
Balance at December 31,	(60,510)	(57,633)

Schedule of gains losses recognized in profit or loss in relation to impaired financial assets

	2021	2020	2019
Impairment losses
- movement in provision for impairment	(14,727)	(16,400)	(33,876)
Recovery of previous impairment losses	8,311	2,918	2,908
Net impairment losses on financial assets	(6,416)	(13,482)	(30,968)

Schedule of capital management

	At December 31,
	2021	2020
Borrowings	1,439,603	1,344,817
Less: Cash and cash equivalents	(375,783)	(281,031)
Net debt	1,063,820	1,063,786
Equity	773,608	805,286

Net debt to equity ratio	138%	132%

Schedule of financial instruments by category

	Assets at fair value	Assets at amortized
December 31, 2021	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	-	82,891	82,891
Other receivables	-	110,743	110,743
Other financial assets (*)	31,843	62,638	94,481
Derivative financial assets	137	-	137
Cash and cash equivalents	-	375,783	375,783
Total	31,980	632,055	664,035

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	-	1,439,603	1,439,603
Leases liabilities	-	12,249	12,249
Trade payables and other liabilities	-	1,009,834	1,009,834
Total	-	2,461,686	2,461,686

3 Financial Risk Management (Cont.)

B.	Financial instruments by category (Cont.)

(v)Capital Management (Cont.)

	Assets at fair value	Assets at amortized
December 31, 2020	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	-	59,415	59,415
Other receivables	-	124,016	124,016
Other financial assets (*)	56,961	23,163	80,124
Cash and cash equivalents	-	281,031	281,031
Total	56,961	487,625	544,586

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	-	1,344,817	1,344,817
Leases liabilities	-	13,684	13,684
Trade payables and other liabilities	-	940,030	940,030
Total	-	2,298,531	2,298,531

(*)  Other financial assets measured at fair value are Level 1 hierarchy. The book value of these assets represents its fair value.